Schedule of Fair Value Assumptions Contingent Earnout Liabilities (Details)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Business Combination [Line Items]
Expected term (years)	1 year 3 months	1 year 9 months	2 years 9 months
Measurement Input, Share Price [Member]
Business Combination [Line Items]
Business combination measurement input	7.20	10.20	210.00
Measurement Input, Price Volatility [Member]
Business Combination [Line Items]
Business combination measurement input	1.612	1.612	1.050
Measurement Input, Risk Free Interest Rate [Member]
Business Combination [Line Items]
Business combination measurement input	0.042	0.042	0.041
Measurement Input, Expected Dividend Rate [Member]
Business Combination [Line Items]
Business combination measurement input